Leasehold Improvements (Details)	Jun. 30, 2018 USD ($) ft²
Leasehold Improvements (Textual)
Capitalized costs	$ 81,502
Area Leasehold | ft²	17,298
Leasehold Improvements [Member]
Leasehold Improvements (Textual)
Capitalized costs	$ 296,735